ASSET DECOMMISSION OBLIGATION	12 Months Ended
Dec. 31, 2018
ASSET DECOMMISSION OBLIGATION
ASSET DECOMMISSION OBLIGATION

NOTE 29 - ASSET DECOMMISSIONING OBLIGATION

The Company recognizes obligations in the decommissioning of nuclear power plants, which consist of a program of activities required by the National Nuclear Energy Commission - CNEN, allowing the dismantling of these nuclear facilities safely and with minimal impact on the environment, at the end of the operating cycle.

The amounts corresponding to the total liabilities of asset decommissioning adjusted to present value are: Angra 1 - R$ 1,588,482 (R$ 1,498,724 as of December 31, 2017); and Angra 2 - R$ 1,031,646 (R$ 971,676 as of December 31, 2017).